Shareholders' equity - Schedule of disclosure of treasury shares in consolidated statement of financial position (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Treasury Shares In Consolidated Statement Of Financial Position And Are Carried At Acquisition Cost [Line Items]
Shares held at 31 december	26,510,592	27,851,115	9,615,110
Carrying value of shares held	€ 156	€ 173	€ 90
Class B Ordinary Shares [Member]
Disclosure Of Treasury Shares In Consolidated Statement Of Financial Position And Are Carried At Acquisition Cost [Line Items]
Shares held at 31 december	11,976,209	11,976,209	0
Carrying value of shares held	€ 25	€ 25	€ 0